SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                -----------------

                              INSTITUTIONAL SHARES

                         Tax Free Money Fund Investment

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus:

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
                                                                   Institutional
Fee Table                                                             Shares
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                       0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      None
--------------------------------------------------------------------------------
Other Expenses(1)                                                     0.78
--------------------------------------------------------------------------------
Total Annual Operating Expenses(2)                                    0.93
--------------------------------------------------------------------------------

(1) "Other Expenses" include an administrative fee paid to the Advisor in the amount of 0.10% of average daily net assets.

(2) Effective May 1, 2009, the Advisor has voluntarily agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total annual operating expenses at 0.40%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.


May 29, 2009                                         [Deutsche Investments Logo]
TFMF-3601                                                    Deutsche Bank Group

Based on the costs above, this example helps you compare the expenses of the Institutional Shares to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
        $95                 $296                $515               $1,143
--------------------------------------------------------------------------------








               Please Retain This Supplement for Future Reference.

May 29, 2009
TFMF-3601

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